Other Financial Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other financial assets	$ 219	$ 192
Other Financial Asset [Member]
Disclosure of financial assets [line items]
Other financial assets	50	68
Trade deposits and loans [member]
Disclosure of financial assets [line items]
Gross amounts of trade deposits and loans	51	40
Provision for expected credit loss allowance financial assets	$ 3	$ 9